Unaudited Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 508,105	$ 985,418
Trade accounts receivable, net	1,585,246	715,097
Other receivables	2,130,560	1,570,506
Inventories	1,847,943	1,889,164
Restricted cash	810,376	610,376
Vessel held for sale	1,722,560
Prepaid expenses	591,923	526,531
Total current assets	9,196,713	6,297,092
Long-term assets:
Vessels, net	112,858,218	116,230,333
Restricted cash	4,134,267	4,334,267
Total assets	126,189,198	126,861,692
Current liabilities
Long-term bank loans, current portion	13,170,320	12,295,320
Related party loan, current	5,000,000	5,000,000
Trade accounts payable	2,895,839	3,899,967
Accrued expenses	1,482,339	1,725,321
Accrued preferred dividends	159,562	161,315
Deferred revenues	791,293	973,774
Liability associated with vessel held for sale	1,133,817
Due to related company	2,663,367	795,562
Total current liabilities	27,296,537	24,851,259
Long-term liabilities
Long-term bank loans, net of current portion	68,088,481	72,187,785
Fair value of below market time charters acquired	867,965	1,714,370
Total long-term liabilities	68,956,446	73,902,155
Total liabilities	96,252,983	98,753,414
Commitments and Contingencies
Mezzanine Equity
Preferred shares (par value $0.01, 20,000,000 preferred shares authorized, 8,000 issued and outstanding)	7,654,577	7,654,577
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 5,600,259 issued and outstanding)	168,008	168,008
Additional paid-in capital	253,998,112	253,967,708
Accumulated deficit	(231,884,482)	(233,682,015)
Total shareholders’ equity	22,281,638	20,453,701
Total liabilities, mezzanine equity and shareholders’ equity	$ 126,189,198	$ 126,861,692